Share based compensation - Summary of options granted (Details) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Contractually Granted - beginning balance	138,593,650	126,581,250	126,581,250
Granted	8,850,000	12,012,400
Contractually Granted - ending balance	147,443,650	138,593,650	126,581,250	126,581,250
Granted (for Purpose of Measuring Share-based Compensation Expense) - beginning balance	74,493,362	43,681,848	15,835,670
Granted	25,840,498	30,811,514	27,846,178
Forfeited	(9,056,467)		(303,241)
Granted (for Purpose of Measuring Share-based Compensation Expense) - ending balance	100,333,860	74,493,362	43,681,848	15,835,670
Number of Shares
Beginning balance	52,420,930	41,468,341	13,925,404
Granted	25,840,498	30,811,514	27,846,178
Exercised	(3,579,925)	(10,802,458)
Forfeited	(9,056,467)		(303,241)
Ending balance	74,681,503	52,420,930	41,468,341	13,925,404
Vested and exercisable	74,715,658	6,221,650	11,126,832
Weighted Average Exercise Price
Beginning balance	$ 0.163	$ 0.171	$ 0.336
Granted	0.124	0.13	0.171
Exercised	0.24	0.268
Forfeited	0.036	0.144		$ 0.78
Ending balance	0.152	0.163	0.171	$ 0.336
Vested and exercisable	$ 0.174	$ 0.19	$ 0.2
Weighted average remaining contractual life (years)
Weighted average remaining contractual life	5 years 9 months 7 days	6 years 7 months 13 days	7 years 21 days	7 years 4 months 6 days
Granted	6 years 1 month 28 days	6 years 10 months 6 days	7 years 4 months 28 days
Vested and exercisable	5 years 5 months 26 days	5 years 5 months 23 days	6 years 2 months 26 days
Aggregate intrinsic value
Beginning balance	$ 116,149	$ 88,297	$ 49,627
Granted	51,344	48,251	59,041
Ending balance	178,803	116,149	88,297	$ 49,627
Vested and exercisable	$ 148,360	$ 11,263	$ 23,361
Nonemployees
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Outstanding share options held by non - employees	4,329,502	7,817,866
Restricted Share Units
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Forfeited		(3,413,780)
Number of Shares
Forfeited		(3,413,780)